Leases - Schedule of Maturities of Operating Leases (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - FaceBank Group, Inc Pre-Merger [Member]	Dec. 31, 2019 USD ($)
Year Ended December 31, 2020	$ 862,000
Year Ended December 31, 2021	769,000
Year Ended December 31, 2022	465,000
Year Ended December 31, 2023	465,000
Thereafter	2,326,000
Total minimum lease payments	4,887,000
Less present value discount	(1,367,000)
Operating lease liabilities	$ 3,520,000